Summary of Significant Accounting Policies (Schedule of Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Earnings per Share
Earnings from continuing operations attributable to FIS, net of tax		$ 638.8	$ 690.5	$ 490.0
Earnings (loss) from discontinued operations attributable to FIS, net of tax		(7.3)	(11.4)	3.1
Net earnings attributable to FIS common stockholders		$ 631.5	$ 679.1	$ 493.1
Weighted average shares outstanding — basic		285.0	284.8	289.7
Plus: Common stock equivalent shares		3.7	3.9	4.5
Weighted average shares outstanding — diluted		288.7	288.7	294.2
Net earnings per share — basic from continuing operations attributable to FIS common stockholders (in dollars per share)		$ 2.24	$ 2.42	$ 1.69
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders (in dollars per share)		(0.03)	(0.04)	0.01
Net earnings per share — basic attributable to FIS common stockholders (in dollars per share)	[1]	2.22	2.38	1.70
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders (in dollars per share)		2.21	2.39	1.67
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders (in dollars per share)		(0.03)	(0.04)	0.01
Net earnings per share — diluted attributable to FIS common stockholders (in dollars per share)	[1]	$ 2.19	$ 2.35	$ 1.68

[1]	Amounts may not sum due to rounding.